Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Accumulated earnings of foreign subsidiaries	$ 15,000,000,000
Unrecognized tax benefits that, if recognized, would impact effective tax rate	50,000,000
Penalties and interest (income) expense recognized		(17,000,000)	(1,000,000)
Open tax years for foreign and U.S jurisdictions	The U.S. federal statute of limitations remains open for the years 2004 and onward, with years 2004 to 2006 currently under examination by the IRS. Foreign and U.S. state jurisdictions have statutes of limitations generally ranging from three to five years. Years still open to examination by foreign tax authorities in major jurisdictions include Germany (2007 onward), Indonesia (2007 onward), Russia (2010 onward) and Switzerland (2010 onward).
Percentage points increase in effective income tax rate	1.70%
Effective tax rate	29.10%	27.40%	29.10%
United States [Member]
Income Taxes [Line Items]
Favorable (unfavorable) impact on effective tax rate due to a discrete tax event		148,000,000
Greece [Member]
Income Taxes [Line Items]
(Favorable) unfavorable impact on effective tax rate due to a discrete tax event	(11,000,000)	21,000,000
Brazil [Member]
Income Taxes [Line Items]
Reversal of a valuation allowance	15,000,000
Italy [Member]
Income Taxes [Line Items]
Favorable (unfavorable) impact on effective tax rate due to a discrete tax event		(6,000,000)
Maximum [Member]
Income Taxes [Line Items]
Penalties and interest (income) expense recognized	$ (1,000,000)